Leasehold Improvement and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2026
Leasehold Improvement and Equipment, Net [Abstract]
Schedule of Leasehold Improvement and Equipment, Net

Leasehold improvement and equipment, net consist of the following:

	March 31,
	2026	2025
At cost:
Leasehold improvement	$83,167	$83,167
Office equipment and others	206,917	206,917
	290,084	290,084
Less: accumulated depreciation	(190,178)	(154,522)
Total	$99,906	$135,562